American Funds U.S. Government Money Market Fund SM
American Funds U.S. Government Money Market Fund SM
Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds U.S. Government Money Market Fund SM	Class A	Class 529-A	Class B	Class 529-B	Class C	Class 529-C	Class 529-E	Class F-1	Class F-2	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	5.00%	5.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds U.S. Government Money Market Fund SM	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2		Class R-2E	Class R-3		Class R-4	Class R-5E		Class R-5	Class R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%		0.27%	0.27%		0.27%	0.27%		0.27%	0.27%
Distribution and/or service (12b-1) fees	none	0.75%	none	0.25%	none	none	0.75%	none	none	none	none	none		none	none		none	none		none	none
Other expenses	0.11%	0.10%	0.15%	0.18%	0.17%	0.23%	0.24%	0.23%	0.22%	0.23%	0.18%	0.42%	[1]	0.30%	0.22%	[1]	0.16%	0.22%	[1]	0.11%	0.07%
Total annual fund operating expenses	0.38%	1.12%	0.42%	0.70%	0.44%	0.50%	1.26%	0.50%	0.49%	0.50%	0.45%	0.69%		0.57%	0.49%		0.43%	0.49%		0.38%	0.34%
[1]	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds U.S. Government Money Market Fund SM - USD ($)	1 year	3 years	5 years	10 years
Class A	39	122	213	480
Class B	614	756	817	1,155
Class C	143	135	235	530
Class F-1	72	224	390	871
Class F-2	45	141	246	555
Class 529-A	51	160	280	628
Class 529-B	628	800	892	1,312
Class 529-C	151	160	280	628
Class 529-E	50	157	274	616
Class 529-F-1	51	160	280	628
Class R-1	46	144	252	567
Class R-2	70	221	384	859
Class R-2E	58	183	318	714
Class R-3	50	157	274	616
Class R-4	44	138	241	542
Class R-5E	50	157	274	616
Class R-5	39	122	213	480
Class R-6	35	109	191	431

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds U.S. Government Money Market Fund SM - USD ($)	1 year	3 years	5 years	10 years
Class B	114	356	617	1,155
Class C	43	135	235	530
Class 529-B	128	400	692	1,312
Class 529-C	51	160	280	628

Principal investment strategies

The fund will invest at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities. Additionally, at least 80% of the fund’s assets will normally be invested in securities that are guaranteed or sponsored by the U.S. government, its agencies and instrumentalities, and repurchase agreements that are fully collateralized by government securities.

Repurchase agreements are agreements under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund is expected to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper U.S. Government Money Market Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Prior to April 1, 2016, the fund operated as a prime money market fund and may have invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the results information below may have been different if the current investment limitations had been in effect during the period prior to the fund’s conversion to a government money market fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares

Highest/Lowest quarterly results during his period were: Highest 0.00% Lowest 0.00%
Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Average Annual Returns - American Funds U.S. Government Money Market Fund SM	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A (before taxes)	none	none	none	May 01, 2009
Class B	B (before taxes)	(5.00%)	(0.40%)	none	May 01, 2009
Class C	C (before taxes)	(1.00%)	none	none	May 01, 2009
Class F-1	F-1 (before taxes)	none	none	none	May 01, 2009
Class F-2	F-2 (before taxes)	none	none	none	May 01, 2009
Class 529-A	529-A (before taxes)	none	none	none	May 01, 2009
Class 529-B	529-B (before taxes)	(5.00%)	(0.40%)	none	May 01, 2009
Class 529-C	529-C (before taxes)	(1.00%)	none	none	May 01, 2009
Class 529-E	529-E (before taxes)	none	none	none	May 01, 2009
Class 529-F-1	529-F-1 (before taxes)	none	none	none	May 01, 2009
Class R-1	R-1 (before taxes)	none	none	none	May 01, 2009
Class R-2	R-2 (before taxes)	none	none	none	May 01, 2009
Class R-2E	R-2E (before taxes)	none		none	Aug. 29, 2014
Class R-3	R-3 (before taxes)	none	none	none	May 01, 2009
Class R-4	R-4 (before taxes)	none	none	none	May 01, 2009
Class R-5	R-5 (before taxes)	none	none	none	May 01, 2009
Class R-6	R-6 (before taxes)	none	none	none	May 01, 2009
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.05%	0.06%	0.08%	May 01, 2009
Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.01%	0.01%	0.01%	May 01, 2009